S-K 1603(a) SPAC Sponsor	Dec. 02, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Name	Vernal One is Du Jun, our Chief Executive Officer and Chairman of the Board
SPAC Sponsor Business, General Character [Text Block]	Although it is authorized to engage in a broad range of business activities, its principal business is investing in private and public companies, which may include both minority and majority equity interests.